Shareholder Report, Line Graph (Details) - USD ($)								4 Months Ended	6 Months Ended	8 Months Ended			11 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	20 Months Ended		23 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	32 Months Ended		35 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	44 Months Ended		48 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	78 Months Ended	80 Months Ended	84 Months Ended	90 Months Ended	92 Months Ended	96 Months Ended	102 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
		Jan. 27, 2023	Aug. 31, 2022	Apr. 29, 2022	Jun. 30, 2017	May 01, 2017	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000003076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Conservative Allocation Fund (Investor Class/GFIZX)
Accumulated Value							$ 10,000								$ 10,481.56081						$ 11,226.61463						$ 10,987.59493					$ 12,166.58568			$ 13,008.65366			$ 13,504.60605			$ 12,131.34098			$ 13,199.09284			$ 14,081.02747	$ 15,412.871
C000169228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Conservative Allocation Fund (Institutional Class/GCAYX)
Accumulated Value							1,000,000								1,050,704.668						1,127,759.56						1,106,362.398					1,228,200.456			1,316,292.94			1,369,853.653			1,233,823.57			1,345,908.658			1,439,540.758	1,580,478.4
C000003079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Low-Duration Bond Fund (Institutional Class/GLDYX)
Accumulated Value							1,000,000								1,018,245.08						1,035,422.536						1,049,550.516					1,091,467.423			1,128,814.885			1,124,333.008			1,077,906.112			1,132,724.998			1,187,230.3	1,254,354.633
C000003080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Low-Duration Bond Fund (Investor Class/GLDZX)
Accumulated Value							10,000								10,146.76188						10,290.5446						10,403.40734					10,789.19886			11,130.8695			11,058.83688			10,569.26727			11,078.74971			11,582.30021	12,195.2673
C000003084 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Medium-Duration Bond Fund (Investor Class/GMDZX)
Accumulated Value							10,000								10,280.6205						10,684.19658						10,607.02104					11,623.59563			12,650.70683			12,363.98023			10,522.42173			11,154.76487			11,333.79895	12,226.92858
C000003083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Medium-Duration Bond Fund (Institutional Class/GMDYX)
Accumulated Value							1,000,000								1,031,535.823						1,074,191.702						1,070,007.676					1,174,924.16			1,283,046.124			1,256,504.538			1,072,932.789			1,140,313.215			1,161,503.871	1,256,995.853
C000003091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Equity Index Fund (Institutional Class/GEQYX)
Accumulated Value							1,000,000								1,120,816.893						1,367,026.313						1,308,368.872					1,722,832.762			2,036,179.865			2,612,049.149			2,123,539.893			2,686,458.22			3,354,705.243	3,927,322.526
C000003092 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Equity Index Fund (Investor Class/GEQZX)
Accumulated Value							10,000								11,184.10453						13,605.64787						12,986.75026					17,055.85952			20,106.14109			25,725.82433			20,861.21388			26,317.55243			32,772.71983	38,271.36874
C000003096 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Value Equity Fund (Investor Class/GVEZX)
Accumulated Value							10,000								11,384.42						13,119.83						11,651.29					14,774.46			15,349.92			19,075.47			17,900.52			19,789.45			22,927.38	26,110.93
C000003095 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Value Equity Fund (Institutional Class/GVEYX)
Accumulated Value							1,000,000								1,141,254.07						1,318,635.09						1,173,952.25					1,492,610.9			1,555,164.56			1,937,848.04			1,823,445.39			2,020,898.92			2,346,756.45	2,680,714.4
C000003099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Growth Equity Fund (Institutional Class/GGEYX)
Accumulated Value							1,000,000								990,109.5367						1,311,241.918						1,327,301.924					1,789,083.53			2,428,719.406			2,858,193.157			1,871,984.893			2,662,377.665			3,471,398.737	3,928,561.696
C000003100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Growth Equity Fund (Investor Class/GGEZX)
Accumulated Value							10,000								9,870.495509						13,035.12012						13,163.7127					17,695.24888			23,957.88967			28,130.33735			18,379.88628			26,064.41166			33,897.67385	38,254.92996
C000003104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Small Cap Equity Fund (Investor Class/GSCZX)
Accumulated Value							10,000								11,716.93						13,201.01						11,587.42					14,481.22			17,340.6			21,118.8			17,307.56			19,828.47			21,874.74	23,132.45
C000003103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Small Cap Equity Fund (Institutional Class/GSCYX)
Accumulated Value							1,000,000								1,174,769.217						1,327,309.161						1,167,891.391					1,463,222.79			1,756,965.75			2,145,047.026			1,763,200.18			2,025,915.966			2,240,221.262	2,375,899.655
C000003107 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														International Equity Fund (Institutional Class/GIEYX)
Accumulated Value							1,000,000								1,030,324.233						1,337,839.493						1,138,535.301					1,405,524.357			1,515,361.528			1,661,056.48			1,395,128.412			1,651,745.99			1,762,551.28	2,258,169.019
C000003108 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														International Equity Fund (Investor Class/GIEZX)
Accumulated Value							10,000								10,269.81271						13,299.56437						11,297.01589					13,906.69923			14,952.02902			16,349.59543			13,692.44681			16,160.51489			17,204.97389	21,983.8696
C000003111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Balanced Allocation Fund (Investor Class/GGIZX)
Accumulated Value							10,000								10,690.22688						12,005.61166						11,418.72952					13,397.91362			14,826.53824			15,851.96138			13,382.01336			15,030.86651			16,281.25151	18,312.94609
C000169229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Balanced Allocation Fund (Institutional Class/GBAYX)
Accumulated Value							1,000,000								1,071,730.384						1,206,400.8						1,150,516.967					1,353,192.681			1,502,098.698			1,609,860.271			1,362,858.764			1,533,035.858			1,664,758.406	1,877,783.08
C000169230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)
Accumulated Value							1,000,000								1,073,401.191						1,276,676.863						1,183,185.315					1,450,814.72			1,643,685.2			1,837,926.779			1,512,077.83			1,766,438.1			1,981,945.515	2,308,675.892
C000003114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Moderately Aggressive Allocation Fund (Investor Class/GCOZX)
Accumulated Value							10,000								10,708.05496						12,698.4325						11,745.60749					14,369.02129			16,230.99062			18,107.78756			14,843.44737			17,302.32196			19,383.45834	22,505.75701
C000003117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Aggressive Allocation Fund (Investor Class/GGBZX)
Accumulated Value							10,000								10,637.45773						13,348.76154						11,993.96966					15,215.45618			17,571.99301			20,188.4291			16,237.12571			19,591.80921			22,614.64152	27,044.39226
C000169231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Aggressive Allocation Fund (Institutional Class/GAGYX)
Accumulated Value							1,000,000								1,065,515.33						1,341,283.085						1,207,814.361					1,536,944.533			1,779,021.635			2,047,428.384			1,652,542.839			1,998,281.778			2,311,985.269	2,772,626.252
C000003124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Money Market Fund (Institutional Class/GMYXX)
Accumulated Value							1,000,000								1,002,740.385						1,010,355.744						1,027,853.408					1,049,617.355			1,054,110.058			1,054,110.058			1,069,929.061			1,123,557.901			1,181,830.897	1,231,732.364
C000003125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Money Market Fund (Investor Class/GMZXX)
Accumulated Value							10,000								10,003.99686						10,055.48557						10,204.05334					10,392.86518			10,422.0648			10,422.0648			10,556.99651			11,056.3458			11,598.22305	12,055.24
C000039440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2015 Fund (Investor Class/GMTZX)
Accumulated Value							10,000								10,698.74853						11,947.20821						11,509.36888					13,246.26846			14,459.58241			15,431.3475			13,410.34917			14,867.26037			15,980.02956	17,825.62092
C000185894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2015 Fund (Institutional Class/GMTYX)
Accumulated Value						$ 1,000,000						$ 1,068,852.461							$ 1,033,294.386						$ 1,191,549.393						$ 1,303,672.01			$ 1,394,672.603			$ 1,215,240.431			$ 1,350,955.05			$ 1,456,361.94			$ 1,630,206.501
C000185895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2025 Fund (Institutional Class/GMWYX)
Accumulated Value						1,000,000					$ 1,089,709.503								1,039,113.88						1,230,839.301						1,365,617.381			1,490,902.911			1,280,595.139			1,444,932.317			1,577,380.513			1,785,482.272
C000039443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2025 Fund (Investor Class/GMWZX)
Accumulated Value							10,000								10,801.03693						12,412.15825						11,807.37611					13,953.88749			15,445.97582			16,822.51344			14,399.65605			16,219.84917			17,657.19383	19,918.99657
C000039446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2035 Fund (Investor Class/GMHZX)
Accumulated Value							10,000								10,838.24232						12,847.60983						11,974.63465					14,628.5024			16,516.09307			18,669.07539			15,596.00651			18,063.22433			20,132.83343	23,250.42152
C000185896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2035 Fund (Institutional Class/GMHYX)
Accumulated Value						1,000,000					1,112,716.696								1,039,665.141						1,273,228.764						1,440,625.265			1,632,115.575			1,366,786.742			1,588,570.087			1,776,520.016			2,055,704.972
C000185897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2045 Fund (Institutional Class/GMYYX)
Accumulated Value						1,000,000					1,126,006.546								1,041,595.261						1,297,459.892						1,479,887.975			1,725,617.036			1,430,849.92			1,700,011.706			1,946,898.758			2,308,458.902
C000039449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2045 Fund (Investor Class/GMFZX)
Accumulated Value							10,000								10,844.6425						13,110.72434						12,097.76546					15,030.6956			17,105.73864			19,886.56927			16,429.78905			19,500.24956			22,267.97846	26,321.20661
C000039452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Global Bond Fund (Investor Class/GGBFX)
Accumulated Value							10,000								11,091.04813						11,944.11287						11,378.45984					12,632.99076			13,255.94881			12,920.35636			11,147.16329			11,790.18821			11,836.92272	12,730.48285
C000158246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Global Bond Fund (Institutional Class/GGBEX)
Accumulated Value							1,000,000								1,112,277.271						1,199,818.686						1,146,837.251					1,276,488.112			1,343,875.325			1,312,841.332			1,137,306.426			1,205,784.816			1,213,644.124	1,309,899.523
C000158247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Global Real Estate Securities Fund (Institutional Class/GREYX)
Accumulated Value							1,000,000								1,040,655.131						1,155,629.414						1,101,277.774					1,375,201.096			1,312,832.772			1,706,224.066			1,268,367.138			1,413,524.172			1,457,255.077	1,588,140.541
C000039453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Global Real Estate Securities Fund (Investor Class/GREZX)
Accumulated Value							10,000								10,378.02373						11,491.02591						10,932.59141					13,602.28982			12,950.29203			16,785.51264			12,441.89821			13,818.27674			14,214.86633	15,428.6432
C000104140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Defensive Market Strategies Fund (Investor Class/GDMZX)
Accumulated Value							10,000								11,152.72129						12,530.08211						12,318.00027					14,704.8245			16,155.16007			18,059.42239			16,000.42459			17,784.44202			19,802.06042	21,806.92158
C000104139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Defensive Market Strategies Fund (Institutional Class/GDMYX)
Accumulated Value							1,000,000								1,117,959.421						1,260,357.527						1,241,332.828					1,486,847.89			1,636,726.185			1,835,652.481			1,630,193.388			1,816,538.528			2,029,218.864	2,241,459.68
C000185898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2055 Fund (Institutional Class/GMGYX)
Accumulated Value						1,000,000					1,130,598.564								1,042,787.291						1,305,099.48						1,490,765.237			1,751,079.146			1,445,843.959			1,733,267.684			1,999,884.465			2,388,375.224
C000108559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MyDestination 2055 Fund (Investor Class/GMGZX)
Accumulated Value							10,000								10,880.75519						13,244.67149						12,182.01048					15,217.29668			17,337.67352			20,303.19622			16,727.88197			19,988.36378			23,008.00031	27,418.05512
C000129314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Emerging Markets Equity Fund (Investor Class/GEMZX)
Accumulated Value							10,000								11,335.36884						15,344.68331						12,200.78461					14,596.5169			17,749.09968			17,372.95306			13,619.40143			15,072.54946			16,277.24728	21,900.29509
C000129313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Emerging Markets Equity Fund (Institutional Class/GEMYX)
Accumulated Value							1,000,000								1,134,545.89						1,540,675.643						1,228,484.572					1,474,951.913			1,801,697.864			1,768,361.281			1,390,247.211			1,544,122.781			1,671,179.776	2,253,521.641
C000156358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														International Equity Index Fund (Institutional Class/GIIYX)
Accumulated Value							1,000,000								1,016,265.978						1,267,152.695						1,104,188.781					1,338,435.894			1,447,773.834			1,598,719.723			1,347,815.678			1,591,513.059			1,665,736.871	2,189,066.149
C000236040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														International Equity Index Fund (Investor Class/GIIZX)
Accumulated Value				$ 10,000						$ 9,727.229147								$ 11,465.11985						$ 11,955.95398						$ 15,657.17681
C000183275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Strategic Alternatives Fund (Investor Class/GFSZX)
Accumulated Value					$ 10,000				$ 10,130.58								$ 10,113.46						$ 10,581.08						$ 10,527.06				$ 11,008.52			$ 10,919.1			$ 11,529.21			$ 12,380.66			$ 13,012.04
C000183274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Strategic Alternatives Fund (Institutional Class/GFSYX)
Accumulated Value					1,000,000				1,014,016.862								1,015,563.429						1,065,671.869						1,063,480.531				1,116,251.11			1,109,980.9			1,176,233.467			1,265,622.775			1,334,942.092
C000237792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Value Equity Index Fund (Institutional Class/GVIYX)
Accumulated Value			$ 1,000,000					$ 1,018,413.35								$ 1,141,083.28						$ 1,304,353.65						$ 1,493,038.89
C000237791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Value Equity Index Fund (Investor Class/GVIZX)
Accumulated Value			10,000					10,176.7614								11,365.13162						12,961.00084						14,795.23729
C000237793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Growth Equity Index Fund (Investor Class/GEIZX)
Accumulated Value			10,000					9,223.718519								13,060.41795						17,326.6741						20,450.94438
C000237794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Growth Equity Index Fund (Institutional Class/GEIYX)
Accumulated Value			1,000,000					923,166.2185								1,310,886.941						1,743,725.975						2,063,043.76
C000240564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Impact Bond Fund (Institutional Class/GMBYX)
Accumulated Value		$ 1,000,000											$ 1,025,296.241							$ 1,040,138.307						$ 1,096,897.97
C000240563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Impact Bond Fund (Investor Class/GMBZX)
Accumulated Value		10,000											10,228.01857							10,338.09314						10,874.619
MSCI ACWI All Country World Index ex USA C000169228 Index Net [Member]
Account Value [Line Items]
Accumulated Value							1,000,000								1,044,951.136						1,329,090.943						1,140,421.925					1,385,741.795			1,533,350.569			1,653,320.556			1,388,737.078			1,605,601.453			1,694,456.101	2,243,240.074
Russell 3000 C000169228 Index [Member]
Account Value [Line Items]
Accumulated Value							1,000,000								1,127,351.234						1,365,567.26						1,293,987.057					1,695,369.532			2,049,494.748			2,575,417.58			2,080,758.969			2,620,858.047			3,244,826.15	3,801,165.623
Bloomberg US Aggregate Bond C000169228 Index [Member]
Account Value [Line Items]
Accumulated Value							1,000,000								1,026,474.78						1,062,830.82						1,062,951.62					1,155,605.94			1,242,353.05			1,223,195.32			1,064,056.08			1,122,885.99			1,136,924.73	1,219,930.7
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		1,000,000			1,000,000	1,000,000	10,000		1,012,399.467			1,021,389.28	1,024,661.572		10,264.74781		1,012,514.538		1,021,505.37	1,037,472.27	10,628.3082		1,100,772.401		1,110,546.94	1,113,217.3	10,629.51623		1,183,403.366		1,193,911.64	11,556.05936	1,165,154.67	1,175,500.9	12,423.53054	1,013,566.585	1,022,566.76	12,231.95323	1,069,605.019	1,079,102.8	10,640.56076	1,082,977.616	1,092,594.14	11,228.85992	1,162,044.956	1,172,363.58	11,369.24727	12,199.30703
MSCI ACWI All Country World Index ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI (All Country World Index) ex USA Index - Net
Accumulated Value						1,000,000	10,000					1,151,667.71			10,449.51				988,184.53		13,290.91				1,200,756.12		11,404.22				1,328,660.28	13,857.42		1,432,615.21	15,333.51		1,203,351.56	16,533.21		1,391,266.24	13,887.37		1,468,259.49	16,056.01		1,943,785.1	16,944.56	22,432.4
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Accumulated Value						1,000,000	10,000					1,131,048.052			11,273.51234				1,071,760.86		13,655.6726				1,404,210.882		12,939.87057				1,697,519.493	16,953.69532		2,133,121.614	20,494.94748		1,723,414.473	25,754.1758		2,170,758.246	20,807.58969		2,687,567.581	26,208.58047		3,148,362.663	32,448.2615	38,011.65623
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500® Index
Accumulated Value							1,000,000								1,119,599.221						1,364,025.247						1,304,221.616					1,714,874.314			2,030,390.253			2,613,222.238			2,139,945.082			2,702,485.874			3,378,640.285	3,982,740.92
Russell 1000 C000003096 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								11,205.38125						13,635.50589						12,983.16805					17,063.27502			20,640.29664			26,100.68525			21,108.42635			26,708.33351			33,254.8192	39,029.78665
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000® Index
Accumulated Value			1,000,000				1,000,000	973,197.91							1,120,538.125	1,231,380.02					1,363,550.589	1,533,203.85					1,298,316.805	1,799,457.06				1,706,327.502			2,064,029.664			2,610,068.525			2,110,842.635			2,670,833.351			3,325,481.92	3,902,978.665
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index - Net
Accumulated Value				$ 10,000			1,000,000			$ 9,749.559518					1,010,001.925			$ 11,587.60756			1,262,849.187			$ 12,091.40442			1,088,698.872			$ 15,659.90107		1,328,370.887			1,432,192.641			1,593,506.449			1,363,217.412			1,611,840.205			1,673,463.405	2,195,938.533
MSCI EAFE C000003108 Index Net [Member]
Account Value [Line Items]
Accumulated Value							10,000								10,100.01925						12,628.49187						10,886.98872					13,283.70887			14,321.92641			15,935.06449			13,632.17412			16,118.40205			16,734.63405	21,959.38533
MSCI ACWI All Country World C000169229 Index Net [Member]
Account Value [Line Items]
Accumulated Value															1,078,642.957						1,337,216.366						1,211,325.376					1,533,506.446			1,782,775.951			2,113,255.283			1,725,177.089			2,108,198.55			2,476,894.769	3,030,168.774
Bloomberg US Aggregate Bond C000169229 Index [Member]
Account Value [Line Items]
Accumulated Value															1,026,474.781												1,062,951.623					1,155,605.936			1,242,353.054			1,223,195.323			1,064,056.076			1,122,885.992			1,136,924.727	1,219,930.703
MSCI ACWI All Country World Index Net [Member]
Account Value [Line Items]
Accumulated Value							1,000,000
MSCI ACWI All Country World Index Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI (All Country World Index) Index - Net
Accumulated Value						1,000,000	10,000				1,139,302.621				10,786.42957				1,032,044.036		13,372.16366				1,306,540.929		12,113.25376				1,518,917.48	15,335.06446		1,800,484.457	17,827.75951		1,469,843.497	21,132.55283		1,796,176.143	17,251.77089		2,110,303.743	21,081.9855		2,581,690.828	24,768.94769	30,301.68774
MSCI ACWI All Country World C000169230 Index Net [Member]
Account Value [Line Items]
Accumulated Value															1,078,642.96						1,337,216.37						1,211,325.38					1,533,506.45			1,782,775.95			2,113,255.28			1,725,177.09						2,476,894.77	3,030,168.77
MSCI ACWI All Country World Index ex USA C000169230 Index Net [Member]
Account Value [Line Items]
Accumulated Value															1,044,951.14						1,329,090.94						1,140,421.92					1,385,741.8			1,533,350.57			1,653,320.56			1,388,737.08			1,605,601.45			1,694,456.1	2,243,240.07
Bloomberg US Treasury Bills 1 3 Months C000003125 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								10,025.29732						10,107.12076						10,292.1594					10,519.82111			10,576.85539			10,581.20829			10,742.10026			11,293.98748			11,894.62443	12,405.01
Bloomberg US Treasury Bills 1 3 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Treasury Bills: 1-3 Months Index
Accumulated Value							1,000,000								1,002,529.732						1,010,712.076						1,029,215.94					1,051,982.111			1,057,685.539			1,058,120.829			1,074,210.026			1,129,398.748			1,189,462.443	1,240,500.739
Bloomberg US Aggregate Bond C000185895 Index [Member]
Account Value [Line Items]
Accumulated Value											1,021,389.279								1,021,505.371						1,110,546.938						1,193,911.642			1,175,500.903									1,092,594.141			1,172,363.576
MSCI ACWI All Country World Index ex USA C000185895 Index Net [Member]
Account Value [Line Items]
Accumulated Value											1,151,667.715								988,184.5319						1,200,756.122						1,328,660.281			1,432,615.214			1,203,351.558			1,391,266.237			1,468,259.486			1,943,785.098
MSCI ACWI All Country World Index ex USA C000039443 Index Net [Member]
Account Value [Line Items]
Accumulated Value															10,449.51136						13,290.90943						11,404.21925					13,857.41795			15,333.50569			16,533.20556			13,887.37078			16,056.01453			16,944.56101	22,432.40074
Russell 3000 C000185897 Index [Member]
Account Value [Line Items]
Accumulated Value											1,131,048.05														1,404,210.88						1,697,519.49			2,133,121.61			1,723,414.47			2,170,758.25			2,687,567.58			3,148,362.66
MSCI ACWI All Country World Index C000039449 Index Net [Member]
Account Value [Line Items]
Accumulated Value															10,786.43						13,372.16						12,113.25					15,335.06			17,827.76			21,132.55			17,251.77			21,081.99			24,768.95	30,301.69
Bloomberg Global Aggregate Bond C000039452 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								10,208.59064						10,963.51067						10,831.96518					11,572.82937			12,637.0857			12,042.26906			10,085.57861			10,661.98279			10,481.89053	11,338.04252
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Bond Index
Accumulated Value							1,000,000								1,020,859.064						1,096,351.067						1,083,196.518					1,157,282.937			1,263,708.57			1,204,226.906			1,008,557.861			1,066,198.279			1,048,189.053	1,133,804.252
MSCI ACWI All Country World C000158247 Index Net [Member]
Account Value [Line Items]
Accumulated Value															1,084,849.925						1,351,985.277						1,231,264.055					1,567,356.071			1,831,046.66			2,179,612.977			1,788,138.006			2,195,963.506			2,591,570.818	3,184,267.815
MSCI ACWI All Country World C000039453 Index Net [Member]
Account Value [Line Items]
Accumulated Value															10,848.49925						13,519.85277						12,312.64055					15,673.56071			18,310.4666			21,796.12977			17,881.38006			21,959.63506			25,915.70818	31,842.67815
Standard And Poor s 500 C000104140 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								11,195.99221						13,640.25247						13,042.21616					17,148.74314			20,303.90253			26,132.22238			21,399.45082			27,024.85874			33,786.40285	39,827.4092
MSCI Emerging Markets C000129314 Index Net [Member]
Account Value [Line Items]
Accumulated Value							10,000								11,118.68435						15,264.07794						13,040.32986					15,442.60207			18,269.54591			17,805.16632			14,227.86726			15,626.19937			16,798.8073	22,437.50705
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index - Net
Accumulated Value							1,000,000								1,111,868.435						1,526,407.794						1,304,032.986					1,544,260.207			1,826,954.591			1,780,516.632			1,422,786.726			1,562,619.937			1,679,880.73	2,243,750.705
Bloomberg US Aggregate Bond C000183275 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,123.99467								10,125.14538						11,007.72401						11,834.03366				11,651.5467			10,135.66585			10,696.05019			10,829.77616			11,620.44956
Russell 1000 C000237791 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000					9,731.979104								12,313.80015						15,332.0385						17,994.57059
Russell 1000 C000237794 Index [Member]
Account Value [Line Items]
Accumulated Value								973,197.9104								1,231,380.015												1,799,457.059
Bloomberg US Aggregate Bond C000240563 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000											$ 10,246.61572							$ 10,374.7227						$ 11,132.173
Composite Benchmark C000003076 [Member]
Account Value [Line Items]
Accumulated Value	[1]						10,000								10,519.84571						11,267.94608						11,121.60089					12,392.3747			13,448.59888			14,172.2555			12,854.79052			14,137.00414			15,230.79404	16,765.52811
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[2]						1,000,000								1,051,984.57						1,126,794.61						1,112,160.09					1,239,237.47			1,344,859.89			1,417,225.55			1,285,479.05			1,413,700.41			1,523,079.40	1,676,552.81
Bloomberg US Treasury 1 3 Year C000169228 Index [Member]
Account Value [Line Items]
Accumulated Value							1,000,000								1,008,860.565						1,013,122.455						1,029,156.189					1,065,708.624			1,098,834.908			1,092,218.375			1,050,539.714			1,095,642.283			1,139,767.99	1,198,687.791
Bloomberg US Treasury 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Treasury: 1-3 Year Index
Accumulated Value						$ 1,000,000	10,000					$ 1,000,362.58			10,088.60565				1,016,295.38		10,131.22455				1,052,391.03		10,291.56189				1,085,103.36	10,657.08624		1,078,569.51	10,988.34908		1,037,411.68	10,922.18375		1,081,950.63	10,505.39714		$ 1,125,524.92	10,956.42283		1,183,708.43	11,397.6799	11,986.87791
Russell 1000 Value C000003096 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								11,734.0452						13,337.44849						12,234.79946					15,482.0795			15,914.90503			19,919.15745			18,417.68092			20,528.84493			23,478.49079	27,213.05255
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000® Value Index
Accumulated Value			1,000,000				1,000,000	1,025,628.34							1,173,404.52	1,143,193.06					1,333,744.849	1,307,450.46					1,223,479.946	1,515,417.6				1,548,207.95			1,591,490.503			1,991,915.745			1,841,768.092			2,052,884.493			2,347,849.079	2,721,305.255
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000® Growth Index
Accumulated Value			1,000,000				1,000,000	922,604.9941							1,070,764.879	1,316,355.521					1,394,269.979	1,755,442.129					1,373,164.5	2,081,258.658				1,872,854.16			2,593,771.892			3,309,563.364			2,345,259.922			3,346,172.92			4,462,330.139	5,290,555.06
Russell 1000 Growth C000003100 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								10,707.64879						13,942.69979						13,731.645					18,728.5416			25,937.71892			33,095.63364			23,452.59922			33,461.7292			44,623.30139	52,905.5506
Russell 2000 C000003104 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								12,130.79855						13,907.62514						12,375.8461					15,534.76923			18,635.63616			21,397.25104			17,024.41005			19,906.45749			22,203.23898	25,046.78685
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Index
Accumulated Value							1,000,000								1,213,079.855						1,390,762.514						1,237,584.61					1,553,476.923			1,863,563.616			2,139,725.104			1,702,441.005			1,990,645.749			2,220,323.898	2,504,678.685
Composite Benchmark C000169229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[3]														1,072,185.268						1,201,992.245						1,154,760.829					1,366,671.711			1,541,044.692			1,687,289.216			1,433,500.694			1,635,532.954			1,792,153.912	2,051,884.572
Composite Benchmark C000003111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[4]														10,721.85268						12,019.92245						11,547.60829					13,666.71711			15,410.44692			16,872.89216			14,335.00694			16,355.32954			17,921.53912	20,518.84572
Composite Benchmark C000169230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[5]														1,082,659.08						1,270,264.27						1,188,340.22					1,460,974.07			1,672,555.85			1,912,428.97			1,596,014.1			1,882,465.9			2,124,699.15	2,523,622.66
Composite Benchmark C000003114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[6]														10,826.59						12,702.64						11,883.4					14,609.74			16,725.56			19,124.29			15,960.14			18,824.66			21,246.99	25,236.23
Composite Benchmark C000003117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[7]														10,945.69						13,524.75						12,331.07					15,681.87			18,310.44			21,660.18			17,805.35			21,681.34			25,214.36	31,050.13
Composite Benchmark C000169231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[8]														1,094,568.57						1,352,475.08						1,233,107.1					1,568,186.98			1,831,044.06			2,166,018.23			1,780,535.5			2,168,133.66			2,521,435.53	3,105,012.81
Bloomberg US Treasury 1 3 Year C000185895 Index [Member]
Account Value [Line Items]
Accumulated Value											$ 1,000,362.577								$ 1,016,295.376						$ 1,052,391.034						$ 1,085,103.357			$ 1,078,569.507			$ 1,037,411.682			$ 1,081,950.628						$ 1,183,708.432
Bloomberg US Corporate High Yield 2 Issuer Capped Bond C000039452 Index [Member]
Account Value [Line Items]
Accumulated Value							10,000								11,712.92849						12,591.70318						12,329.28207					14,094.68846			15,088.02108			15,881.63554			14,105.9034			16,002.1895			17,313.33842	18,806.13249
Composite Benchmark C000039452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[9]														10,762.37						11,586.85						11,307.35					12,456.25			13,266.31			12,839.4			10,691.76			11,498.3			11,627.38	12,660.03
Composite Benchmark C000158246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[10]														1,076,237.42						1,158,685.31						1,130,735.38					1,245,624.57			1,326,631.45			1,283,940.11			1,069,176.49			1,149,830.36			1,162,738.31	1,266,002.93
J P Morgan Emerging Markets Bond C000039452 Index EMBI Plus [Member]
Account Value [Line Items]
Accumulated Value							10,000								10,962.25235						11,870.92007						11,238.02501					12,654.28151			13,546.84388			12,934.56012			9,743.829172			10,747.41714			11,570.41871	13,002.44923
Bloomberg US Corporate High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index
Accumulated Value							1,000,000								1,171,292.849						1,259,170.318						1,232,928.207					1,409,468.846			1,508,802.108			1,588,163.554			1,410,590.34			1,600,218.95			1,731,333.842	1,880,613.249
J P Morgan Emerging Markets Bond Index EMBI Plus [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														J.P. Morgan Emerging Markets Bond Index (EMBI) Plus
Accumulated Value							1,000,000								1,096,225.235						1,187,092.007						1,123,802.501					1,265,428.151			1,354,684.388			1,293,456.012			974,382.9172			1,074,741.714			1,157,041.871	1,300,244.923
FTSE EPRA Nareit Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE EPRA Nareit Developed Index - Net
Accumulated Value							1,000,000								1,040,642.96						1,148,455.283						1,083,750.899					1,321,198.443			1,201,774.979			1,515,347.691			1,135,165.195			1,244,981.394			1,256,644.773	1,376,968.619
FTSE EPRA Nareit Developed C000039453 Index Net [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000								10,406.4296						11,484.55283						10,837.50899					13,211.98443			12,017.74979			15,153.47691			11,351.65195			12,449.81394			12,566.44773	13,769.68619
Composite Benchmark C000104140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[11]														10,609.56388						11,766.14185						11,644.91269					13,536.68382			14,891.57326			16,932.02984			15,539.92774			17,955.63851			20,636.14038	22,915.67123
Composite Benchmark C000104139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Composite Benchmark
Accumulated Value	[12]														$ 1,060,956.388						$ 1,176,614.185						$ 1,164,491.269					$ 1,353,668.382			$ 1,489,157.326			$ 1,693,202.984			$ 1,553,992.774			$ 1,795,563.851			$ 2,063,614.038	2,291,567.123
Bloomberg US Treasury Bills 1 3 Months C000104140 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Treasury Bills: 1-3 Months Index
Accumulated Value																																																$ 12,405.00739
Bloomberg US Treasury Bills 1 3 Months C000104139 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Treasury Bills: 1-3 Months Index
Bloomberg US Treasury Bills 1 3 Months C000183274 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Treasury Bills: 1-3 Months Index
Accumulated Value					1,000,000				1,005,095.094								1,023,544.867						1,046,185.593						1,051,857.596				1,052,290.487			1,068,291.03			1,123,175.658			1,182,908.397			1,233,665.467
Bloomberg US Treasury Bills 1 3 Months C000183275 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Treasury Bills: 1-3 Months Index
Accumulated Value					$ 10,000				$ 10,050.95094								$ 10,235.44867						$ 10,461.85593						$ 10,518.57596				$ 10,522.90487			$ 10,682.9103			$ 11,231.75658			$ 11,829.08397			$ 12,336.65467
Russell 1000 Value C000237791 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000					10,256.28336								11,431.93063						13,074.50462						15,154.17599
Russell 1000 Growth C000237793 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 9,226.049941								$ 13,163.55521						$ 17,554.42129						$ 20,812.58658

[1]	The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[2]	The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[3]	The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[4]	The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[5]	The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[6]	The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[7]	The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.
[8]	The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.
[9]	Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
[10]	Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
[11]	Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.
[12]	Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.